Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 29, 2012	Jun. 30, 2011
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	TCFC
Entity Registrant Name	TRI COUNTY FINANCIAL CORP /MD/
Entity Central Index Key	0000855874
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		3,023,613
Entity Public Float			$ 36,900,000

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 13,074,091	$ 8,695,590
Federal funds sold	5,040,000	615,000
Interest-bearing deposits with banks	1,004,098	512,846
Securities available for sale (AFS), at fair value	41,827,612	34,946,225
Securities held to maturity (HTM), at amortized cost	153,516,839	126,988,316
Federal Home Loan Bank and Federal Reserve Bank stock - at cost	5,587,000	6,315,600
Loans receivable - net of allowance for loan losses of $7,655,041 and $7,669,147	710,088,775	654,449,936
Premises and equipment, net	16,440,902	12,132,141
Foreclosed real estate	5,028,513	10,469,302
Accrued interest receivable	3,027,784	2,784,396
Investment in bank owned life insurance	18,098,085	17,447,692
Other assets	10,746,024	10,579,058
Total Assets	983,479,723	885,936,102
Deposits
Noninterest-bearing deposits	81,097,622	75,642,197
Interest-bearing deposits	746,155,579	648,940,129
Total deposits	827,253,201	724,582,326
Short-term borrowings		816,422
Long-term debt	60,576,595	70,624,044
Guaranteed preferred beneficial interest in junior subordinated debentures	12,000,000	12,000,000
Accrued expenses and other liabilities	8,195,829	6,808,383
Total Liabilities	908,025,625	814,831,175
Stockholders' Equity
Common stock - par value $.01; authorized - 15,000,000 shares; issued 3,026,557 and 3,002,616 shares, respectively	30,266	30,026
Additional paid in capital	17,367,403	16,962,460
Retained earnings	38,712,194	37,892,557
Accumulated other comprehensive gain	289,599	411,188
Unearned ESOP shares	(945,364)	(508,304)
Total Stockholders' Equity	75,454,098	71,104,927
Total Liabilities and Stockholders' Equity	983,479,723	885,936,102
Preferred Stock, Senior Non-Cumulative Perpetual, Series C
Stockholders' Equity
Preferred Stock, value	20,000,000
Fixed Rate Cumulative Perpetual Preferred Stock, Series A
Stockholders' Equity
Preferred Stock, value		15,540,000
Fixed Rate Cumulative Perpetual Preferred Stock, Series B
Stockholders' Equity
Preferred Stock, value		$ 777,000

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Loans receivable, allowance for loan losses	$ 7,655,041	$ 7,669,147
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	15,000,000	15,000,000
Common stock, issued	3,026,557	3,002,616
Preferred Stock, Senior Non-Cumulative Perpetual, Series C
Preferred Stock, par value	$ 1,000	$ 1,000
Preferred Stock, authorized	20,000	20,000
Preferred Stock, issued	20,000	20,000
Fixed Rate Cumulative Perpetual Preferred Stock, Series A
Preferred Stock, par value	$ 1,000	$ 1,000
Preferred Stock, authorized	15,540	15,540
Preferred Stock, issued	15,540	15,540
Fixed Rate Cumulative Perpetual Preferred Stock, Series B
Preferred Stock, par value	$ 1,000	$ 1,000
Preferred Stock, authorized	777	777
Preferred Stock, issued	777	777

CONSOLIDATED STATEMENTS OF INCOME (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest and Dividend Income
Loans, including fees	$ 36,383,142	$ 34,995,425
Taxable interest and dividends on investment securities	3,559,903	4,524,204
Interest on deposits with banks	16,349	17,358
Total Interest and Dividend Income	39,959,394	39,536,987
Interest Expenses
Deposits	10,718,170	10,938,385
Short-term borrowings	49,223	42,151
Long-term debt	2,353,649	2,599,679
Total Interest Expenses	13,121,042	13,580,215
Net Interest Income	26,838,352	25,956,772
Provision for loan losses	4,087,151	3,933,448
Net Interest Income After Provision For Loan Losses	22,751,201	22,023,324
Noninterest Income
Loan appraisal, credit and miscellaneous charges	789,883	676,805
Income from bank owned life insurance	650,393	504,296
Service charges	1,988,947	1,905,949
Gain on sale of asset	22,500	22,500
Gain on sale of loans held for sale	286,978	470,626
Net gains on the sale of foreclosed real estate	454,339
Total Noninterest Income	4,193,040	3,580,176
Noninterest Expenses
Salary and employee benefits	11,082,386	9,769,401
Occupancy expense	1,833,466	1,772,394
Advertising	491,789	399,802
Data processing expense	1,305,601	1,044,972
Depreciation of furniture, fixtures and equipment	435,551	541,642
Telephone communications	174,748	170,566
Office supplies	184,820	170,447
Professional fees	997,114	799,377
FDIC insurance	1,428,949	1,338,305
Valuation allowance on foreclosed real estate	1,963,227	287,934
Other	2,351,551	1,900,343
Total Noninterest Expenses	22,249,202	18,195,183
Income before income taxes	4,695,039	7,408,317
Income tax expense	1,533,575	2,642,616
Net Income	3,161,464	4,765,701
Preferred stock dividends	672,488	846,930
Net Income Available to Common Shareholders	$ 2,488,976	$ 3,918,771
Earnings Per Common Share
Basic	$ 0.83	$ 1.31
Diluted	$ 0.82	$ 1.3
Cash dividend paid per common share	$ 0.4	$ 0.4

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total	Preferred Stock	Common Stock	Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Unearned ESOP Shares
Beginning Balance at Dec. 31, 2009	$ 68,189,849	$ 16,317,000	$ 29,760	$ 16,754,627	$ 35,193,958	$ 284,474	$ (389,970)
Comprehensive Income
Net income	4,765,701				4,765,701
Unrealized holding loss on investment securities net of tax of $64,419 in 2011 and $61,452 in 2010	119,463					119,463
Other than temporary impairment amortization on HTM securities net of tax of $3,735	7,251					7,251
Total Comprehensive Income	4,892,415
Cash dividend $0.40 per share	(1,196,187)				(1,196,187)
Preferred stock dividends	(846,930)				(846,930)
Exercise of stock options	147,799		237	147,562
Net change in unearned ESOP shares	(118,290)		44				(118,334)
Repurchase of common stock	(24,000)		(15)		(23,985)
Tax effect of ESOP dividend	55,713			55,713
Tax effect of Non-ISO shares	4,558			4,558
Ending Balance at Dec. 31, 2010	71,104,927	16,317,000	30,026	16,962,460	37,892,557	411,188	(508,304)
Comprehensive Income
Net income	3,161,464				3,161,464
Unrealized holding loss on investment securities net of tax of $64,419 in 2011 and $61,452 in 2010	(128,840)					(128,840)
Other than temporary impairment amortization on HTM securities net of tax of $3,735	7,251					7,251
Total Comprehensive Income	3,039,875
Cash dividend $0.40 per share	(1,209,856)				(1,209,856)
Preferred stock dividends	(722,243)				(722,243)
Exercise of stock options	121,319		238	121,081
Net change in unearned ESOP shares	(436,973)		87				(437,060)
Repurchase of common stock	(409,965)		(237)		(409,728)
Stock based compensation	253,466		152	253,314
Tax effect of ESOP dividend	30,548			30,548
Redemption of capital purchase program series A and series B preferred stock	(16,317,000)	(16,317,000)
Proceeds from issuance of series C preferred stock to Small Business Lending Fund	20,000,000	20,000,000
Ending Balance at Dec. 31, 2011	$ 75,454,098	$ 20,000,000	$ 30,266	$ 17,367,403	$ 38,712,194	$ 289,599	$ (945,364)

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Unrealized holding gains on investment securities, tax	$ 64,419	$ 61,452
Other than temporary impairment amortization on HTM securities, tax	3,735	3,735
Cash dividend, per share	$ 0.4	$ 0.4
Accumulated Other Comprehensive Income
Unrealized holding gains on investment securities, tax	$ 64,419

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net income	$ 3,161,464	$ 4,765,701
Adjustments to reconcile net income to net cash provided by operating activities
Provision for loan losses	4,087,151	3,933,448
Depreciation and amortization	904,103	1,042,610
Loans originated for resale	(9,747,000)	(14,248,912)
Proceeds from sale of loans held for sale	9,968,715	14,653,649
Gain on sale of loans held for sale	(286,978)	(470,626)
Gain on sale of asset	(22,500)	(22,500)
Net gain on the sale of foreclosed real estate	(454,339)
Net amortization of premium/discount on mortgage-backed securities and investments	245,650	(177,420)
Increase in foreclosed real estate valuation allowance	1,963,227	287,934
Increase in cash surrender of bank owned life insurance	(650,393)	(504,296)
Deferred income tax benefit	(646,717)	(761,235)
Stock based compensation	253,466
(Increase) Decrease in accrued interest receivable	(243,388)	140,875
Decrease in deferred loan fees	(139,826)	(38,265)
Increase in accounts payable, accrued expenses and other liabilities	1,387,446	1,124,647
Decrease (Increase) in other assets	542,387	(898,148)
Net Cash Provided by Operating Activities	10,322,468	8,827,462
Cash Flows from Investing Activities
Purchase of investment securities available for sale	(18,994,828)	(129,159)
Proceeds from redemption or principal payments of investment securities available for sale	11,983,674	19,522,952
Purchase of investment securities held to maturity	(72,541,253)	(93,208,717)
Proceeds from maturities or principal payments of investment securities held to maturity	45,712,623	56,463,705
Net decrease of FHLB and Federal Reserve stock	728,600	619,900
Loans originated or acquired	(269,796,003)	(244,552,180)
Principal collected on loans	204,254,129	193,319,561
Purchase of bank owned life insurance policies		(6,000,000)
Proceeds from sale of foreclosed real estate	9,952,873
Proceeds from disposal of asset	22,500	22,500
Purchase of premises and equipment	(5,212,864)	(1,187,061)
Net Cash Used in Investing Activities	(93,890,549)	(75,128,499)
Cash Flows from Financing Activities
Net increase in deposits	102,670,875	84,163,537
Proceeds from long-term borrowings		15,000,000
Payments of long-term borrowings	(10,047,449)	(20,045,586)
Net decrease in short-term borrowings	(816,422)	(12,264,108)
Exercise of stock options	121,319	147,799
Excess tax benefits on stock based compensation		4,558
Dividends paid	(1,932,099)	(2,043,117)
Net change in unearned ESOP shares	(406,425)	(62,577)
Proceeds from Small Business Lending Fund Preferred Stock	20,000,000
Redemption of Troubled Asset Relief Program Preferred Stock	(16,317,000)
Redemption of common stock	(409,965)	(24,000)
Net Cash Provided by Financing Activities	92,862,834	64,876,506
Increase (Decrease) in Cash and Cash Equivalents	9,294,753	(1,424,531)
Cash and Cash Equivalents - January 1	9,823,436	11,247,967
Cash and Cash Equivalents - December 31	19,118,189	9,823,436
Cash paid during the year for
Interest	13,223,072	13,808,041
Income taxes	2,381,137	4,597,711
Supplemental Schedule of Non-Cash Operating Activities
Issuance of common stock for payment of accrued compensation	253,466
Transfer of loans to foreclosed real estate	7,878,778	11,480,843
Transfer of foreclosed real estate to loans	$ 3,177,855

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The Consolidated Financial Statements include the accounts of Tri-County Financial Corporation and its wholly owned subsidiary Community Bank of Tri-County (the “Bank”), and the Bank’s wholly owned subsidiary Community Mortgage Corporation of Tri-County (collectively, the “Company”). All significant intercompany balances and transactions have been eliminated in consolidation. The accounting and reporting policies of the Company conform with accounting principles generally accepted in the United States of America and to general practices within the banking industry.

Nature of Operations

The Company provides a variety of financial services to individuals and businesses through its offices in Southern Maryland. Its primary deposit products are demand, savings and time deposits, and its primary lending products are commercial and consumer mortgage loans, commercial loans, construction and land development loans, home equity and second mortgages and commercial equipment loans.

Use of Estimates

In preparing Consolidated Financial Statements in conformity with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of foreclosed real estate and deferred tax assets.

Significant Group Concentrations of Credit Risk

Most of the Company’s activities are with customers located in the Southern Maryland area comprising Calvert, Charles and St. Mary’s counties. Note 4 discusses the types of securities held by the Company. Note 5 discusses the type of lending in which the Company is engaged. The Company does not have any significant concentration to any one customer or industry.

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all highly liquid debt instruments with original maturities of three months or less when purchased to be cash equivalents.

Securities

Debt securities that management has the positive intent and ability to hold to maturity are classified as “held to maturity (HTM)” and recorded at amortized cost. Securities purchased and held principally for trading in the near term are classified as “trading securities.” Securities not classified as held to maturity or trading securities, including equity securities with readily determinable fair values, are classified as “available for sale (AFS)” and recorded at estimated fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income.

Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Declines in the estimated fair value of held to maturity and available for sale securities below their cost that are deemed to be other than temporary are reflected in earnings as realized losses. In estimating other than temporary impairment losses, management considers: (1) the length of time and the extent to which the fair value has been less than cost; (2) the financial condition and near term prospects of the issuer; and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method. Investments in Federal Reserve Bank and Federal Home Loan Bank of Atlanta stocks are recorded at cost and are considered restricted as to marketability. The Bank is required to maintain investments in the Federal Reserve Bank as a condition of membership and the Federal Home Loan Bank based upon levels of borrowings.

Debt securities are evaluated quarterly to determine whether a decline in their value is other-than-temporary. The term “other-than-temporary” is not necessarily intended to indicate a permanent decline in value. It means that the prospects for near term recovery of value are not necessarily favorable, or that there is a lack of evidence to support fair values equal to, or greater than, the carrying value of the investment. Under the revised guidance, for recognition and presentation of other-than-temporary impairments the amount of other-than-temporary impairment that is recognized through earnings for debt securities is determined by comparing the present value of the expected cash flows to the amortized cost of the security. The discount rate used to determine the credit loss is the expected book yield on the security.

Loans Held for Sale

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value, in the aggregate. Fair value is derived from secondary market quotations for similar instruments. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income.

Mortgage loans held for sale are generally sold with the mortgage servicing rights retained by the Company. The carrying value of mortgage loans sold is reduced by the cost allocated to the associated servicing rights. Gains or losses on sales of mortgage loans are recognized based on the difference between the selling price and the carrying value of the related mortgage loans sold, using the specific identification method.

Loans Receivable

The Company originates real estate mortgages, construction and land development loans, commercial loans and consumer loans. A substantial portion of the loan portfolio is comprised of loans throughout Southern Maryland. The ability of the Company’s debtors to honor their contracts is dependent upon the real estate and general economic conditions in this area.

Loans that the Company has the intent and ability to hold for the foreseeable future, or until maturity or payoff, are reported at their outstanding unpaid principal balances, adjusted for the allowance for loan losses and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield using the interest method.

The accrual of interest on mortgage and commercial loans is discontinued at the time the loan is 90 days delinquent unless the credit is well secured and in the process of collection. Non-accrual loans are evaluated for impairment on a loan-by-loan basis in accordance with the Company’s impairment methodology.

Consumer loans are typically charged-off no later than 90 days past due. Mortgage and commercial loans are fully or partially charged-off when in management’s judgment all reasonable efforts to return a loan to performing status have occurred. In all cases, loans are placed on non-accrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected from loans that are placed on non-accrual or charged-off is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all principal and interest amounts contractually due are brought current and future payments are reasonably assured.

 Allowance for Loan Losses

The allowance for loan losses is established as probable losses are estimated to have occurred through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes that the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of the loans in light of historical experience, the composition and size of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective, as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance for loan losses consists of a specific component and a general component. The specific component relates to loans that are classified as doubtful, substandard or special mention and impaired loans, which include nonperforming loans and troubled debt restructured loans (TDRs). For such loans that are also classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than carrying value of that loan. The general component covers the non-classified loans by loan category and is based on historical loss experience, peer group comparisons, industry data and loss percentages used for similarly graded loans adjusted for qualitative factors.

Impaired Loans

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price or the fair value of the collateral, if the loan is collateral dependent.

Large groups of smaller homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer and residential loans for impairment disclosures unless such loans are the subject of a restructuring agreement.

Interest payments made on impaired loans are applied to principal unless collectability of the principal amount is reasonably assured. Interest recognized on impaired loans is on a cash basis.

The Company considers all troubled debt restructured loans (TDRs) to be impaired and defines TDRs as loans whose terms have been modified to provide for a reduction of either interest or principal because of deterioration in the financial condition of the borrower. A loan extended or renewed at a stated interest rate equal to the current interest rate for new debt with similar risk is not considered a TDR. Once an obligation has been classified as a TDR it continues to be considered a TDR until paid in full or until the loan returns to performing status and yields a market interest rate equal to the current interest rate for new debt with similar risk. TDRs are evaluated by management on a regular basis utilizing the Company’s risk grading scale and must have a passing loan grade to be removed as a TDR. TDRs are evaluated for impairment on a loan by loan basis in accordance with the Company’s impairment methodology.

The Company does not participate in any specific government or Company-sponsored loan modification programs. All restructured loan agreements are individual contracts negotiated with a borrower. The Company’s TDR contracts include the use of temporary reductions of interest and extensions of time.

Servicing

Servicing assets are recognized as separate assets when rights are acquired through purchase or through the sale of financial assets. Generally, purchased servicing rights are capitalized at the cost to acquire the rights. For sales of mortgage loans, a portion of the cost of originating the loan is allocated to the servicing based on relative estimated fair value. Estimated fair value is based on market prices for comparable mortgage servicing contracts, when available, or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing. The valuation model incorporates assumptions that market participants would use in estimating future net servicing income, such as the cost to service, the discount rate, an inflation rate, ancillary income, prepayment speeds and default rates and losses. Capitalized servicing rights are reported in other assets and are amortized into noninterest income in proportion to, and over the period of, the estimated future net servicing income of the underlying financial assets.

Servicing assets are evaluated for impairment based upon the estimated fair value of the rights as compared to amortized cost. Impairment is determined by stratifying rights into tranches based on predominant risk characteristics, such as interest rate, loan type and investor type. Impairment is recognized through a valuation allowance for an individual tranche, to the extent that fair value is less than the capitalized amount for the tranche. If the Company later determines that all or a portion of the impairment no longer exists for a particular tranche, a reduction of the allowance may be recorded as an increase to income.

Servicing fee income is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of the outstanding principal, or a fixed amount per loan, and recorded as income when earned. The amortization of mortgage servicing rights is netted against loan servicing fee income.

Premises and Equipment

Land is carried at cost. Premises, improvements and equipment are carried at cost, less accumulated depreciation and amortization, computed by the straight-line method over the estimated useful lives of the assets, which are as follows:

Buildings and Improvements: 10 - 50 years
Furniture and Equipment: 3 - 15 years
Automobiles: 5 years

Maintenance and repairs are charged to expense as incurred, while improvements that extend the useful life of premises and equipment are capitalized.

Foreclosed Real Estate

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at the lower of cost or estimated fair value at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management, and the assets are carried at the lower of carrying amount or estimated fair value less the cost to sell. Revenue and expenses from operations and changes in the valuation allowance are included in noninterest expense.

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when: (1) the assets have been isolated from the Company; (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets; and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Advertising Costs

The Company expenses advertising costs as incurred.

Income Taxes

The Company files a consolidated federal income tax return with its subsidiaries. Deferred tax assets and liabilities are determined using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the temporary differences between the book and tax bases of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws. It is the Company’s policy to recognize accrued interest and penalties related to unrecognized tax benefits as a component of tax expense.

Off Balance Sheet Credit Related Financial Instruments

In the ordinary course of business, the Company has entered into commitments to extend credit, including commitments under commercial lines of credit, letters of credit and standby letters of credit. Such financial instruments are recorded when they are funded.

Stock-Based Compensation

The Company has stock option and incentive arrangements to attract and retain key personnel in order to promote the success of the business. In May 2005, the 2005 Equity Compensation Plan (the “Plan”) was approved by the shareholders, and authorizes the issuance of restricted stock, stock appreciation rights, stock units and stock options to the Board of Directors and key employees.

Compensation cost for all stock-based awards is measured at fair value on date of grant and recognized over the service period for awards expected to vest. Such value is recognized as expense over the service period, net of estimated forfeitures. The estimation of stock awards that ultimately vest requires judgment, and to the extent actual results or updated estimates differ from our current estimates, such amounts will be recorded as a cumulative adjustment in the period estimates are revised. The Company considers many factors when estimating expected forfeitures, including types of awards, employee class and historical experience.

The Company and the Bank currently maintain incentive compensation plans which provide for payments to be made in cash, stock options or other share-based compensation. The Company has accrued the full amounts due under these plans, but as of year-end, it is not possible to identify the portion that will be paid out in the form of share-based compensation.

Earnings Per Common Share

Basic earnings per common share represents income available to common stockholders, divided by the weighted average number of common shares outstanding during the period. Diluted earnings per share reflects additional common shares that would have been outstanding if dilutive potential common shares had been issued. Potential common shares that may be issued by the Company relate to outstanding stock options and are determined using the treasury stock method. As of December 31, 2011 and 2010, there were 102,524 and 190,479 options respectively, which were excluded from the calculation as their effect would be anti-dilutive, because the exercise price of the options were greater than the average market price of the common shares.

	Years Ended December 31,
	2011	2010
Net Income	$3,161,464	$4,765,701
Less: dividends paid and accrued on preferred stock	(672,488)	(846,930)
Net income available to common shareholders	$2,488,976	$3,918,771

Average number of common shares outstanding	3,016,286	2,985,080
Effect of dilutive options	36,524	23,199
Average number of shares used to calculate diluted earnings per share	3,052,810	3,008,279

Comprehensive Income

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities, are reported as a separate component of the equity section of the balance sheet, such items, along with net income, are components of comprehensive income.

Reclassification

Certain reclassifications have been made in the Consolidated Financial Statements for 2010 to conform to the classification presented in 2011.

Recent Accounting Pronouncements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) TOPIC 310, “Receivables” - In April 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-18, Effect of a Loan Modification When the Loan is Part of a Pool That is Accounted for as a Single Asset. Modifications of loans that are accounted for within a pool do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring. ASU No. 2010-18 is effective for modifications of loans accounted for within pools for the first interim or annual period ending on or after July 15, 2010 and are to be applied prospectively although early application is permitted. The Company adopted this guidance effective July 1, 2010, and adoption did not have an impact on the Company’s consolidated financial statements.

ASU No. 2010-20, Receivables (Topic 310); Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. In July 2010, the Financial Accounting Standards board (“FASB”) issued ASU No. 2010-20 which requires that more information be disclosed about the credit quality of a company’s loans and the allowance for loan losses held against those loans. Existing disclosures to be presented on a disaggregated basis include a roll-forward of the allowance for loan losses, the related recorded investment in such loans, the nonaccrual status of loans, and impaired loans. Additional disclosure is also required about the credit quality indicators of loans by class at the end of the reporting period, the aging of past due loans, information about troubled debt restructurings, and significant purchases and sales of loans during the reporting period by class. For public companies, ASU 2010-20 requires certain disclosures as of the end of a reporting period effective for periods ending on or after December 15, 2010. Other required disclosures about activity that occurs during a reporting period are effective for periods beginning on or after December 15, 2010. The Company adopted the applicable required additional disclosures effective December 31, 2010, and adoption of these additional disclosures did not have a material effect on the Company’s consolidated financial statements.

FASB ASC Topic 820, “Fair Value Measurements and Disclosures” defines fair value, establishes a framework for measuring fair value in GAAP and expands disclosures about fair value measurements. Additional guidance (ASU No. 2010-06) issued under ASC Topic 820 requires expanded disclosures related to fair value measurements including (1) the amounts of significant transfers of assets or liabilities between Levels 1 and 2 of the fair value hierarchy and the reasons for the transfers, (2) the reasons for transfers of assets or liabilities in or out of Level 3 of the fair value hierarchy, with significant transfers disclosed separately, (3) the policy for determining when transfers between levels of the fair value hierarchy are recognized and (4) for recurring fair value measurements of assets and liabilities in Level 3 of the fair value hierarchy, a gross presentation of information about purchases, sales, issuances and settlements. ASU 2010-06 further clarifies that (1) fair value measurement disclosures should be provided for each class of assets and liabilities (rather than major category), which would generally be a subset of assets or liabilities within a line item in the statement of financial position and (2) company’s should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements for each class of assets and liabilities included in Levels 2 and 3 of the fair value hierarchy. The disclosures related to the gross presentation of purchases, sales, issuances and settlements of assets and liabilities included in Level 3 of the fair value hierarchy were required for the Company beginning January 1, 2011. The remaining disclosure requirements and clarifications made by ASU 2010-06 became effective for the Company on January 1, 2010.

FASB ASC TOPIC 860, “Transfers and Servicing” provides guidance that eliminates the concept of a “qualifying special-purpose entity” from the original accounting guidance and removes the exception from applying FASB guidance on consolidation of variable interest entities, to qualifying special-purpose entities. This guidance is effective at the beginning of a reporting entity’s first fiscal year that begins after November 15, 2009. Adoption of this new guidance, effective January 1, 2010, did not have a material impact on the Company’s consolidated financial statements.

ASU No. 2011-02; A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring (“TDR”). In April, 2011, FASB issued ASU No. 2011-02 intended to provide additional guidance to assist creditors in determining whether a restructuring of a receivable meets the criteria to be considered a troubled debt restructuring. This ASU was effective for the first interim or annual period beginning on or after June 15, 2011, and was applied retrospectively to the beginning of the annual period of adoption. As a result of applying the ASU, the Company may identify receivables that are newly considered impaired. The Company adopted the applicable guidance during the third quarter ended September 30, 2011 and it did not have a material impact on required disclosures in the Company’s consolidated financial statements.

ASU No. 2011-03; Transfers and Servicing (Topic 860) - Reconsideration of Effective Control for Repurchase Agreements. ASU 2011-03 is intended to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 removes from the assessment of effective control (i) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (ii) the collateral maintenance guidance related to that criterion. ASU 2011-03 will be effective for the Company on January 1, 2012 and is not expected to have a material impact on the Company’s consolidated financial statements.

ASU 2011-04; “Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 amends Topic 820, “Fair Value Measurements and Disclosures,” to converge the fair value measurement guidance in U.S. generally accepted accounting principles and International Financial Reporting Standards. ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles in Topic 820 and requires additional fair value disclosures. ASU 2011-04 is effective for annual periods beginning after December 15, 2011, and is not expected to have a material impact on the Company’s consolidated financial statements.

ASU No. 2011-05; Presentation of Comprehensive Income. In June, 2011, the FASB issued ASU No. 2011-05 requiring companies to present comprehensive income in a single statement below net income or in a separate statement of comprehensive income immediately following the income statement. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity, which is our current presentation. This guidance does not change which items are reported in other comprehensive income or the requirement to report reclassifications of items from other comprehensive income to net income. This guidance is effective for fiscal years and interim periods beginning after December 15, 2011 and will require retrospective application for all periods presented.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS

NOTE 2 - FAIR VALUE MEASUREMENTS

The Company adopted FASB ASC Topic 820, “Fair Value Measurements” and FASB ASC Topic 825, “The Fair Value Option for Financial Assets and Financial Liabilities”, which provides a framework for measuring and disclosing fair value under generally accepted accounting principles. FASB ASC Topic 820 requires disclosures about the fair value of assets and liabilities recognized in the balance sheet in periods subsequent to initial recognition, whether the measurements are made on a recurring basis (for example, available for sale investment securities) or on a nonrecurring basis (for example, impaired loans).

FASB ASC Topic 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. FASB ASC Topic 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company utilizes fair value measurements to record fair value adjustments to certain assets and to determine fair value disclosures. Securities available for sale are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis such as loans held for investment and certain other assets. These nonrecurring fair value adjustments typically involve application of lower of cost or market accounting or write-downs of individual assets.

Under FASB ASC Topic 820, the Company groups assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine the fair value. These hierarchy levels are:

Level 1 inputs - Unadjusted quoted process in active markets for identical assets or liabilities that the entity has the ability to access at the measurement date.

Level 2 inputs - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 inputs - Unobservable inputs for determining the fair values of assets or liabilities that reflect an entity’s own assumptions about the assumptions that market participants would use in pricing the assets or liabilities.

Transfers between levels of the fair value hierarchy are recognized on the actual date of the event or circumstances that caused the transfer, which generally coincides with the Company’s monthly or quarterly valuation process.

There were no transfers between levels of the fair value hierarchy and the Company had no Level 3 fair value assets or liabilities for the years ended December 31, 2011 and 2010, respectively.

Following is a description of valuation methodologies used for assets and liabilities recorded at fair value:

Securities Available for Sale

Investment securities available for sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices, if available. If quoted prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as the present value of future cash flows, adjusted for the security’s credit rating, prepayment assumptions and other factors such as credit loss assumptions. Level 1 securities include those traded on an active exchange, such as the New York Stock Exchange, Treasury securities that are traded by dealers or brokers in active over-the-counter markets and money market funds. Level 2 securities include mortgage-backed securities issued by government sponsored entities (“GSEs”), municipal bonds and corporate debt securities. Securities classified as Level 3 include asset-backed securities in less liquid markets.

Loans Receivable

The Company does not record loans at fair value on a recurring basis, however, from time to time, a loan is considered impaired and an allowance for loan loss is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan are considered impaired. Management estimates the fair value of impaired loans using one of several methods, including the collateral value, market value of similar debt, enterprise value, liquidation value and discounted cash flows. Impaired loans not requiring a specific allowance represent loans for which the fair value of expected repayments or collateral exceed the recorded investment in such loans. At December 31, 2011, substantially all of the impaired loans were evaluated based upon the fair value of the collateral. In accordance with FASB ASC 820, impaired loans where an allowance is established based on the fair value of collateral require classification in the fair value hierarchy. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the loan as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the loan as nonrecurring Level 3.

Foreclosed Real Estate

Foreclosed real estate is adjusted for fair value upon transfer of the loans to foreclosed assets. Subsequently, foreclosed real estate is carried at the lower of carrying value and fair value. Fair value is based upon independent market prices, appraised value of the collateral or management’s estimation of the value of the collateral. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the foreclosed asset as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the foreclosed asset at nonrecurring Level 3.

Assets and Liabilities Recorded at Fair Value on a Recurring Basis

The tables below present the recorded amount of assets as of December 31, 2011 and December 31, 2010 measured at fair value on a recurring basis.

	December 31, 2011
Description of Asset	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Available for sale securities
Asset-backed securities issued by GSEs
CMOs	$35,062,072	$-	$35,062,072	$-
MBS	2,648,043	-	2,648,043	-
Corporate equity securities	37,262	-	37,262	-
Bond mutual funds	4,080,235	-	4,080,235	-
Total available for sale securities	$41,827,612	$-	$41,827,612	$-

	December 31, 2010
Description of Asset	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Available for sale securities
Asset-backed securities issued by GSEs
CMOs	$27,584,731	$-	$27,584,731	$-
MBS	3,504,215	-	3,504,215	-
Corporate equity securities	37,390	-	37,390	-
Bond mutual funds	3,819,889	-	3,819,889	-
Total available for sale securities	$34,946,225	$-	$34,946,225	$-

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

The Company may be required from time to time to measure certain assets at fair value on a nonrecurring basis in accordance with U.S. GAAP. These include assets that are measured at the lower of cost or market that were recognized at fair value below cost at the end of the period. Assets measured at fair value on a nonrecurring basis as of December 31, 2011 and December 31, 2010 are included in the table below.

	December 31, 2011
Description of Asset	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Loans with impairment
Commercial real estate	$1,170,467	$-	$1,170,467	$-
Construction and land development	1,313,550	-	1,313,550	-
Residential first mortgage	505,206	-	505,206	-
Commercial loans	5,110,241	-	5,110,241	-
Total loans with impairment	$8,099,464	$-	$8,099,464	$-

Foreclosed Real Estate	$5,028,513	$-	$5,028,513	$-

	December 31, 2010
Description of Asset	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Loans with impairment
Commercial real estate	$4,742,982	$-	$4,742,982	$-
Commercial loans	4,647,399	-	4,647,399	-
Total loans with impairment	$9,390,381	$-	$9,390,381	$-

Foreclosed Real Estate	$10,469,302	$-	$10,469,302	$-

Loans with impairment have unpaid principal balances of $10,096,399 and $11,388,016 at December 31, 2011 and 2010, respectively and include impaired loans with a specific allowance.

RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS	12 Months Ended
Dec. 31, 2011
RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS

NOTE 3 - RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS

The Bank is required to maintain average balances on hand or with the Federal Reserve Bank. At December 31, 2011 and 2010, these reserve balances amounted to $471,000 and $314,000, respectively.

SECURITIES	12 Months Ended
Dec. 31, 2011
SECURITIES

NOTE 4 – SECURITIES

	December 31, 2011
	Amortized	Gross Unrealized	Gross Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
Securities available for sale (AFS)
Asset-backed securities issued by GSEs
Residential MBS	$2,412,959	$235,084	$-	$2,648,043
Residentail CMOs	34,848,180	248,508	34,616	35,062,072
Corporate equity securities	37,310	241	289	37,262
Bond mutual funds	3,840,473	239,762	-	4,080,235
Total securities available for sale	$41,138,922	$723,595	$34,905	$41,827,612

Securities held to maturity (HTM)
Asset-backed securities issued by GSEs
Residential MBS	$35,929,199	$854,497	$10,960	$36,772,736
Residential CMOs	106,998,467	1,104,141	27,411	108,075,197
Asset-backed securities issued by Others
Residential CMOs	9,839,222	15,364	1,421,477	8,433,109
Total debt securities held to maturity	152,766,888	1,974,002	1,459,848	153,281,042

U.S. government obligations	749,951	-	-	749,951
Total securities held to maturity	$153,516,839	$1,974,002	$1,459,848	$154,030,993

	December 31, 2010
	Amortized	Gross Unrealized	Gross Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
Securities available for sale (AFS)
Asset-backed securities issued by GSEs
Residential MBS	$3,246,588	$257,627	$-	$3,504,215
Residential CMOs	27,081,220	503,511	-	27,584,731
Corporate equity securities	37,310	80	-	37,390
Bond mutual funds	3,697,208	122,681	-	3,819,889
Total securities available for sale	$34,062,326	$883,899	$-	$34,946,225

Securities held to maturity (HTM)
Asset-backed securities issued by GSEs
Residential MBS	$33,252,667	$453,900	$518,124	$33,188,443
Residential CMOs	80,519,344	1,307,909	264,146	81,563,107
Asset-backed securities issued by Others
Residential CMOs	12,463,500	132,928	1,709,386	10,887,042
Total debt securities held to maturity	126,235,511	1,894,737	2,491,656	125,638,592

U.S. government obligations	752,805	-	-	752,805
Total securities held to maturity	$126,988,316	$1,894,737	$2,491,656	$126,391,397

At December 31, 2011, certain asset-backed securities with a carrying value of $26.4 million were pledged to secure certain deposits. At December 31, 2011, asset-backed securities with a carrying value of $14.0 million were pledged as collateral for advances from the Federal Home Loan Bank of Atlanta.

At December 31, 2011, the AFS and HTM asset-backed securities investment portfolio was $190,477,003, or 98%, of the Company’s total AFS and HTM portfolios. Ninety-six percent of the asset-backed securities portfolio was rated AAA by Standard & Poor’s or equivalent credit rating from other major rating agency. AFS asset-backed securities issued by GSEs had an average life of 1.65 years and average duration of 1.61 years and are guaranteed by their issuer as to credit risk. HTM asset-backed securities issued by GSEs had an average life of 2.72 years and average duration of 2.57 years and are guaranteed by their issuer as to credit risk.

At December 31, 2011, the AFS investment portfolio had a fair value of $41,827,612 with unrealized losses from their amortized cost of $34,905 on asset-backed securities and corporate securities with a fair value of $18,170,977. All unrealized losses were for less than twelve months. At December 31, 2010, the AFS investment portfolio had a fair value of $34,946,225 with no unrealized losses from their amortized cost.

Gross unrealized losses and estimated fair value by length of time that the individual HTM securities have been in a continuous unrealized loss position at December 31, 2011 and 2010, are as follows:

December 31, 2011	Less Than 12		More Than 12
	Months		Months		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Losses
Asset-backed securities issued by GSEs	$30,220,777	$33,796	$2,847,703	$4,575	$33,068,480	$38,371
Asset-backed securities issued by other	131,301	11,507	6,632,200	1,409,970	6,763,501	1,421,477
	$30,352,078	$45,303	$9,479,903	$1,414,545	$39,831,981	$1,459,848

December 31, 2010	Less Than 12		More Than 12
	Months		Months		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Losses
Asset-backed securities issued by GSEs	$37,344,330	$782,192	$200,072	$78	$37,544,402	$782,270
Asset-backed securities issued by other	-	-	8,573,411	1,709,386	8,573,411	1,709,386
	$37,344,330	$782,192	$8,773,483	$1,709,464	$46,117,813	$2,491,656

The HTM investment portfolio has an estimated fair value of $154,030,993, of which $39,831,981, or 26% of the securities, had some unrealized losses from their amortized cost. Of these securities, $33,068,480, or 83%, are mortgage-backed securities issued by GSEs and the remaining $6,763,501, or 17%, were asset-backed securities issued by others.

HTM securities issued by GSEs are guaranteed by the issuer. Total unrealized losses on the asset-backed securities issued by GSEs were $38,371, or 0.03%, of the amortized cost of $142,927,666. HTM asset-backed securities issued by GSEs with unrealized losses have an average life of 2.06 years and an average duration of 1.96 years. We believe that the securities will either recover in market value or be paid off as agreed. The Company intends to, and has the ability to, hold these securities to maturity.

HTM asset-backed securities issued by others are mortgage-backed securities. All of the securities have credit support tranches that absorb losses prior to the tranches which the Company owns. The Company reviews credit support positions on its securities regularly. Total unrealized losses on the asset-backed securities issued by others were $1,421,477, or 14.45%, of the amortized cost of $9,839,222. HTM asset-backed securities issued by others with unrealized losses have an average life of 2.35 years and an average duration of 1.61 years. We believe that the securities will either recover in market value or be paid off as agreed. The Company intends to, and has the ability to, hold these securities to maturity. We believe that the losses are the result of general perceptions of safety and creditworthiness of the entire sector and a general disruption of orderly markets in the asset class.

No charges related to other-than-temporary impairment were made during the years ended December 31, 2011 and 2010. During the year ended December 31, 2009, the Company recorded a charge of $148,000 related to other-than-temporary impairment on a single CMO issue. At December 31, 2011, the CMO issue has a par value of $1,036,000, a market fair value of $642,000 and a carrying value of $638,000.

Management has the ability and intent to hold the securities with unrealized losses classified as held to maturity until they mature, at which time the Company will receive full value for the securities. Because our intention is not to sell the investments and it is not more likely than not that we will be required to sell the investments before recovery of their amortized cost basis, which may be maturity, management considers the unrealized losses in the held-to-maturity portfolio to be temporary, except for the single CMO issue noted above, for which an other-than-temporary charge was recorded in 2009 in the amount of $148,000.

The amortized cost and estimated fair value of debt securities at December 31, 2011, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.

	Available for Sale		Held to Maturity
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Within one year	$3,840,473	$4,080,235	$749,951	$749,951
Over one year through five years	-	-	-	-

Asset-backed securites
Within one year	21,565,658	21,825,513	65,535,589	65,756,156
Over one year through five years	13,021,759	13,178,664	60,924,975	61,130,025
Over five years through ten years	2,371,454	2,400,028	19,802,567	19,869,215
After ten years	302,268	305,910	6,503,757	6,525,646
Total asset-backed securities	37,261,139	37,710,115	152,766,888	153,281,042

	$41,101,612	$41,790,350	$153,516,839	$154,030,993

During 2011 and 2010, there were no sales of available for sale securities or held to maturity securities.

The table below presents the Standard & Poor’s or equivalent credit rating from other major rating agencies for AFS and HTM asset-backed securities issued by GSEs and others at December 31, 2011 by carrying value. GSE asset-backed securities that were downgraded by Standard and Poor’s during 2011 were treated as AAA based on regulatory guidance.

Credit Rating	Amount
AAA	$181,958,323
A+	142,808
BBB	1,258,268
BBB-	1,061,017
BB+	1,240,901
BB	337,998
BB-	615,716
B+	246,345
CCC+	3,615,627
Total	$190,477,003

LOANS	12 Months Ended
Dec. 31, 2011
LOANS

NOTE 5 - LOANS

Loans consist of the following:

	Years Ended December 31,
	2011	2010

Commercial real estate	$370,383,885	$336,299,836
Residential first mortgages	164,543,309	136,048,577
Construction and land development	36,744,865	42,504,200
Home equity and second mortgage	24,138,324	24,379,664
Commercial loans	101,968,056	104,566,261
Consumer loans	1,000,983	1,273,080
Commercial equipment	19,760,753	17,983,648
	718,540,175	663,055,266
Less:
Deferred loan fees	796,359	936,183
Allowance for loan loss	7,655,041	7,669,147
	8,451,400	8,605,330

	$710,088,775	$654,449,936

At December 31, 2011, the Bank’s allowance for loan losses totaled $7,655,041 or 1.07% of loan balances as compared to $7,669,147 or 1.16% of loan balances, at December 31, 2010. Management’s determination of the adequacy of the allowance is based on a periodic evaluation of the portfolio with consideration given to the overall loss experience, current economic conditions, volume, growth and composition of the loan portfolio, financial condition of the borrowers and other relevant factors that, in management’s judgment, warrant recognition in providing an adequate allowance.

At December 31, 2011, gross loans included $2,356,196 from the sale of two foreclosed real estate properties that the Bank financed during 2011 that did not qualify for full accrual sales treatment under ASC Topic 360-20-40 “Property Plant and Equipment – Derecognition”. The Bank utilized the cost recovery method and deferred gain of $410,268. At December 31, 2011, the deferred gain balance for these transactions was $410,268.

Risk Characteristics of Portfolio Segments

The Company manages its credit products and exposure to credit losses (credit risk) by the following specific portfolio segments (classes) which are levels at which the Company develops and documents its allowance for loan loss methodology. These segments are:

Commercial Real Estate

Commercial and other real estate projects include office buildings, retail locations, churches, and other special purpose buildings. The Bank offers both fixed-rate and adjustable-rate loans under these product lines. The primary security on a commercial real estate loan is the real property and the leases that produce income for the real property. The Bank generally limits its exposure to a single borrower to 15% of the Bank’s capital. Loans secured by commercial real estate are generally limited to 80% of the lower of the appraised value or sales price and have an initial contractual loan payment period ranging from three to 20 years.

Loans secured by commercial real estate are larger and involve greater risks than one-to-four family residential mortgage loans. Because payments on loans secured by such properties are often dependent on the successful operation or management of the properties, repayment of such loans may be subject to a greater extent to adverse conditions in the real estate market or the economy.

Residential First Mortgages

Residential first mortgage loans made by the Bank are generally long-term loans, amortized on a monthly basis, with principal and interest due each month. The initial contractual loan payment period for residential loans typically ranges from ten to 30 years. The Bank’s experience indicates that real estate loans remain outstanding for significantly shorter time periods than their contractual terms. Borrowers may refinance or prepay loans at their option, without penalty. The Bank originates both fixed-rate and adjustable-rate residential first mortgages.

The annual and lifetime limitations on interest rate adjustments may limit the increases in interest rates on these loans. There are also unquantifiable credit risks resulting from potential increased costs to the borrower as a result of repricing of adjustable-rate mortgage loans. During periods of rising interest rates, the risk of default on adjustable-rate mortgage loans may increase due to the upward adjustment of interest cost to the borrower.

Construction and Land Development

The Bank offers construction loans for the construction of one-to-four family dwellings. Generally, these loans are secured by the real estate under construction as well as by guarantees of the principals involved. In addition, the Bank offers loans to acquire and develop land, as well as loans on undeveloped, subdivided lots for home building by individuals.

A decline in demand for new housing might adversely affect the ability of borrowers to repay these loans. Construction and land development loans are inherently riskier than providing financing on owner-occupied real estate. The Bank’s risk of loss is affected by the accuracy of the initial estimate of the market value of the completed project as well as the accuracy of the cost estimates made to complete the project. In addition, the volatility of the real estate market has made it increasingly difficult to ensure that the valuation of land associated with these loans is accurate. During the construction phase, a number of factors could result in delays and cost overruns. If the estimate of construction costs proves to be inaccurate, the Bank may be required to advance funds beyond the amount originally committed to permit completion of the development. If the estimate of value proves to be inaccurate, a projects value might be insufficient to assure full repayment. As a result of these factors, construction lending often involves the disbursement of substantial funds with repayment dependent, in part, on the success of the project rather than the ability of the borrower or guarantor to repay principal and interest. If the Bank forecloses on a project, there can be no assurance that the Bank will be able to recover all of the unpaid balance of, and accrued interest on, the loan as well as related foreclosure and holding costs.

Home Equity and Second Mortgage Loans

The Bank maintains a portfolio of home equity and second mortgage loans. These products contain a higher risk of default than residential first mortgages as in the event of foreclosure, the first mortgage would need to be paid off prior to collection of the second mortgage. This risk has been heightened as the market value of residential property has declined.

Commercial Loans

The Bank offers commercial loans to its business customers. The Bank offers a variety of commercial loan products including term loans and lines of credit. Such loans are generally made for terms of five years or less. The Bank offers both fixed-rate and adjustable-rate loans under these product lines. When making commercial business loans, the Bank considers the financial condition of the borrower, the borrower’s payment history of both corporate and personal debt, the projected cash flows of the business, the viability of the industry in which the consumer operates, the value of the collateral, and the borrower’s ability to service the debt from income. These loans are primarily secured by equipment, real property, accounts receivable, or other security as determined by the Bank.

Commercial loans are made on the basis of the borrower’s ability to make repayment from the cash flows of the borrower’s business. As a result, the availability of funds for the repayment of commercial loans may depend substantially on the success of the business itself.

Consumer Loans

The Bank has developed a number of programs to serve the needs of its customers with primary emphasis upon loans secured by automobiles, boats, recreational vehicles and trucks. The Bank also makes home improvement loans and offers both secured and unsecured personal lines of credit. Consumer loans entail greater risk from other loan types due to being secured by rapidly depreciating assets or the reliance on the borrower’s continuing financial stability.

Commercial Equipment Loans

These loans consist primarily of fixed-rate, short-term loans collateralized by a commercial customers’ equipment. When making commercial equipment loans, the Bank considers the same factors it considers when underwriting a commercial business loan. Commercial loans are of higher risk and typically are made on the basis of the borrower’s ability to make repayment from the cash flow of the borrower’s business. As a result, the availability of funds for the repayment of commercial loans may depend substantially on the success of the business itself. In the case of business failure, collateral would need to be liquidated to provide repayment for the loan. In many cases, the highly specialized nature of collateral equipment would make full recovery from the sale of collateral problematic.

Related Party Loans

Included in loans receivable at December 31, 2011 and 2010 were $6,475,004 and $6,250,097, respectively, for loans made to executive officers and directors of the Bank. These loans were made in the ordinary course of business at substantially the same terms and conditions as those prevailing at the time for comparable transactions with persons not affiliated with the Bank and are not considered to involve more than the normal risk of collectability. For the years ended December 31, 2011 and 2010, all loans to directors and executive officers of the Bank performed according to original loan terms.

Activity in loans outstanding to executive officers and directors for the years ended December 31, 2011 and 2010 are summarized as follows:

	2011	2010
Balance, beginning of year	$6,250,097	$5,509,870
New loans made during year	815,681	1,796,909
Repayments made during year	(590,774)	(1,056,682)

Balance, end of year	$6,475,004	$6,250,097

Allowance for Loan Losses

The following table details activity in the allowance for loan losses and year-end loan receivable balances for the years ended December 31, 2011 and 2010. An allocation of the allowance to one category of loans does not prevent the Company’s ability to utilize the allowance to absorb losses in a different category. The loan receivables are disaggregated on the basis of the Company’s impairment methodology.

2011	Commercial Real Estate	Residential First Mortgage	Construction and Land Development	Home Equity and Second Mtg.	Commercial Loans	Consumer Loans	Commercial Equipment	Total
Allowance for loan losses:
Balance at January 1,	$3,313,983	$204,073	$1,266,625	$97,519	$2,552,039	$32,209	$202,699	$7,669,147
Charge-offs	(1,249,038)	(49,002)	(213,007)	-	(2,441,076)	(3,000)	(150,005)	(4,105,128)
Recoveries	-	967	-	-	1,936	968	-	3,871
Provisions	460,254	383,167	(699,233)	46,024	3,737,395	(11,058)	170,602	4,087,151
Balance at September 30,	$2,525,199	$539,205	$354,385	$143,543	$3,850,294	$19,119	$223,296	$7,655,041
Ending balance: individually evaluated for impairment	$423,093	$113,000	$100,000	$42,340	$1,318,502	$-	$-	$1,996,935
Ending balance: collectively evaluated for impairment	$2,102,106	$426,205	$254,385	$101,203	$2,531,792	$19,119	$223,296	$5,658,106
Loan receivables:
Ending balance	$370,383,885	$164,543,309	$36,744,865	$24,138,324	$101,968,056	$1,000,983	$19,760,753	$718,540,175
Ending balance: individually evaluated for impairment	$31,166,090	$5,849,538	$9,057,433	$492,319	$23,896,287	$82,036	$371,936	$70,915,639
Ending balance: collectively evaluated for impairment	$339,217,795	$158,693,771	$27,687,432	$23,646,005	$78,071,769	$918,947	$19,388,817	$647,624,536

2010	Commercial Real Estate	Residential First Mortgage	Construction and Land Development	Home Equity and Second Mtg.	Commercial Loans	Consumer Loans	Commercial Equipment	Total
Allowance for loan losses:
Balance at January 1,	$2,661,371	$127,848	$1,696,396	$130,692	$2,109,513	$63,989	$681,505	$7,471,314
Charge-offs	(525,992)	(62,999)	(2,248,967)	(70,999)	(568,992)	(10,000)	(255,996)	(3,743,945)
Recoveries	-	-	1,041	-	-	7,290	-	8,331
Provisions	1,178,604	139,224	1,818,155	37,826	1,011,518	(29,070)	(222,810)	3,933,447
Balance at December 31,	$3,313,983	$204,073	$1,266,625	$97,519	$2,552,039	$32,209	$202,699	$7,669,147
Ending balance: individually evaluated for impairment	$500,000	$-	$-	$-	$1,449,179	$-	$48,456	$1,997,635
Ending balance: collectively evaluated for impairment	$2,813,983	$204,073	$1,266,625	$97,519	$1,102,860	$32,209	$154,243	$5,671,512
Loan receivables:
Ending balance	$336,299,836	$136,048,577	$42,504,200	$24,379,664	$104,566,261	$1,273,080	$17,983,648	$663,055,266
Ending balance: individually evaluated for impairment	$20,800,730	$3,664,442	$12,221,463	$319,112	$19,991,537	$701	$319,770	$57,317,755
Ending balance: collectively evaluated for impairment	$315,499,106	$132,384,135	$30,282,737	$24,060,552	$84,574,724	$1,272,379	$17,663,878	$605,737,511

Non-accrual and Past Due Loans

Loans are reviewed on a regular basis and are placed on non-accrual status when, in the opinion of management, the collection of additional interest is doubtful. The accrual of interest on mortgage and commercial loans is discontinued at the time the loan is 90 days delinquent unless the credit is well secured and in the process of collection. There were no accruing loans 90 days or greater past due at December 31, 2011 or 2010. Consumer loans are typically charged-off no later than 90 days past due. In all cases, loans are placed on non-accrual or charged-off at an earlier date if collection of principal or interest is considered doubtful. Non-accrual loans are evaluated for impairment on a loan by loan basis in accordance with the Company’s impairment methodology.

All interest accrued but not collected from loans that are placed on non-accrual or charged-off is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all principal and interest amounts contractually due are brought current and future payments are reasonably assured. Non-accrual loans as of December 31, 2011 and 2010 were as follows:

	Years Ended December 31,
	2011		2010
	Dollars	Number of Loans	Dollars	Number of Loans

Commercial real estate	$2,866,539	11	$8,244,683	12
Residential first mortgages	2,438,771	7	1,746,786	6
Construction and land development	1,413,550	2	983,867	1
Home equity and second mortgage	291,285	7	232,644	5
Commercial loans	2,263,916	4	2,261,642	6
Consumer loans	500	1	701	1
Commercial equipment	236,056	3	48,456	1
	$9,510,617	35	$13,518,779	32

Non-accrual loans on which the recognition of interest has been discontinued, which did not have a specific allowance for impairment, amounted to $4,193,893 and $8,715,318 at December 31, 2011 and 2010, respectively. Interest due at stated rates, but not recognized on these balances at December 31, 2011 and 2010 was $172,399 and $598,603, respectively. Non-accrual loans with a specific allowance for impairment on which the recognition of interest has been discontinued amounted to $5,316,724 and $4,803,461 at December 31, 2011 and 2010, respectively. Interest due at stated rates, but not recognized on these balances at December 31, 2011 and 2010 was $242,705 and $276,567, respectively.

An analysis of past due loans as of December 31, 2011 and 2010 were as follows:

December 31, 2011	Current	31-60 Days	61-90 Days	Greater than 90 Days	Total Past Due	Total Loan Receivables

Commercial real estate	$367,415,647	$101,699	$-	$2,866,539	$2,968,238	$370,383,885
Residential first mortgages	160,785,337	1,319,201	-	2,438,771	3,757,972	164,543,309
Construction and land dev	35,331,315	-	-	1,413,550	1,413,550	36,744,865
Home equity and second mtg	23,618,693	228,346	-	291,285	519,631	24,138,324
Commercial loans	95,961,076	49,781	3,693,283	2,263,916	6,006,980	101,968,056
Consumer loans	991,838	8,645	-	500	9,145	1,000,983
Commercial equipment	19,450,929	24,869	48,899	236,056	309,824	19,760,753
Total	$703,554,835	$1,732,541	$3,742,182	$9,510,617	$14,985,340	$718,540,175

December 31, 2010	Current	31-60 Days	61-90 Days	Greater than 90 Days	Total Past Due	Total Loan Receivables

Commercial real estate	$327,358,352	$696,801	$-	$8,244,683	$8,941,484	$336,299,836
Residential first mortgages	134,142,088	159,703	-	1,746,786	1,906,489	136,048,577
Construction and land dev	41,520,333	-	-	983,867	983,867	42,504,200
Home equity and second mtg	23,947,389	199,631	-	232,644	432,275	24,379,664
Commercial loans	102,221,510	83,109	-	2,261,642	2,344,751	104,566,261
Consumer loans	1,268,738	3,141	500	701	4,342	1,273,080
Commercial equipment	17,935,192	-	-	48,456	48,456	17,983,648
Total	$648,393,602	$1,142,385	$500	$13,518,779	$14,661,664	$663,055,266

There were no accruing loans 90 days or greater past due at December 31, 2011 or 2010.

Credit Quality Indicators

A risk grading scale is used to assign grades to commercial real estate, construction and land development, commercial loans and commercial equipment loans. Loans are graded at inception, annually thereafter when financial statements are received, and at other times when there is an indication that a credit may have weakened or improved. Only commercial loan relationships with an aggregate exposure to the Bank of $750,000 or greater are subject to being risk rated. Loans are graded on a scale of 1 to 10.

Ratings 1 thru 6 - Pass

Ratings 1 thru 6 have asset risks ranging from excellent low risk to adequate. The specific rating assigned considers customer history of earnings, cash flows, liquidity, leverage, capitalization, consistency of debt service coverage, the nature and extent of customer relationship and other relevant specific business factors such as the stability of the industry or market area, changes to management, litigation or unexpected events that could have an impact on risks.

Rating 7 - OAEM (Other Assets Especially Mentioned) – Special Mention

These credits, while protected by the financial strength of the borrowers, guarantors or collateral, have reduced quality due to economic conditions, less than adequate earnings performance or other factors which require the Lending Officer to direct more than normal attention to the credit. Financing alternatives may be limited and/or command higher risk interest rates. OAEM classified loans are the first adversely classified assets on our Watch List. These relationships will be reviewed at least quarterly.

Rating 8 - Substandard

Substandard assets are assets that are inadequately protected by the sound worth or paying capacity of the borrower or of the collateral pledged. These assets have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the bank will sustain some loss if the deficiencies are not corrected. Loss potential, while existing in the aggregate amount of substandard assets, does not have to exist in individual assets classified substandard. The loans may have a delinquent history or combination of weak collateral, weak guarantor strength or operating losses. These assets listed may include assets with histories of repossessions or some that are non-performing bankruptcies. These relationships will be reviewed at least quarterly.

Rating 9 - Doubtful

Doubtful assets have many of the same characteristics of Substandard with the exception that the Bank has determined that loss is not only possible but is probable and the risk is close to certain that loss will occur. When a loan is assigned to this category the Bank will identify the probable loss and it will receive a specific reserve in the loan loss allowance analysis. These relationships will be reviewed at least quarterly.

Rating 10 - Loss

Once an asset is identified as a definite loss to the Bank, it will receive the classification of “loss”. There may be some future potential recovery; however it is more practical to write off the loan at the time of classification. Losses will be taken in the period in which they are determined to be uncollectable.

Residential first mortgages, home equity and second mortgages and consumer loans are evaluated for creditworthiness in underwriting and are monitored on an ongoing basis based on borrower payment history. Consumer loans and residential real estate loans are classified as unrated unless they are part of a larger commercial relationship that requires grading or are troubled debt restructures or nonperforming loans with an OAEM or higher risk rating due to a delinquent payment history. At December 31, 2011, $5,708,203 of these loans were rated OAEM or higher.

Management regularly reviews credit quality indicators as part of its individual loan reviews and on a monthly and quarterly basis. The overall quality of the Bank’s loan portfolio, including the composition of the loan portfolio, is assessed using the Bank’s risk grading scale, net charge-offs, nonperforming loans, delinquencies, performance of troubled debt restructured loans and the general economic conditions in the Southern Maryland market. This review process is assisted by frequent internal reporting of loan production, loan quality, concentrations of credit, loan delinquencies and nonperforming and potential problem loans. Credit quality indicators and allowance factors are adjusted based on management’s judgment during the monthly and quarterly review process.

Credit quality indicators as of December 31, 2011 and 2010 were as follows:

Credit Risk Profile by Internally Assigned Grade

	Commercial Real Estate		Construction and Land Dev.
	2011	2010	2011	2010

Unrated	$1,003,553	$1,074,330	$-	$-
Pass	338,952,446	317,579,637	27,687,432	30,274,737
Special mention	-	3,628,052	-	1,585,035
Substandard	30,391,213	14,017,818	9,057,433	10,644,428
Doubtful	-	-	-	-
Loss	36,673	-	-	-
Total	$370,383,885	$336,299,836	$36,744,865	$42,504,200

	Commercial Loans		Commercial Equipment
	2011	2010	2011	2010

Unrated	$586,124	$50,035	$391,786	$169,492
Pass	78,183,487	84,946,678	19,209,380	17,765,700
Special mention	-	2,814,668	-	-
Substandard	23,198,445	12,852,635	159,587	-
Doubtful	-	3,793,470	-	48,456
Loss	-	108,775	-	-
Total	$101,968,056	$104,566,261	$19,760,753	$17,983,648

Credit Risk Profile Based on Payment Activity

	Residential First Mortgages		Home Equity and Second Mtg.		Consumer Loans
	2011	2010	2011	2010	2011	2010

Performing	$162,104,538	$134,301,791	$23,847,039	$24,147,019	$1,000,483	$1,272,379
Nonperforming	2,438,771	1,746,786	291,285	232,645	500	701
Total	$164,543,309	$136,048,577	$24,138,324	$24,379,664	$1,000,983	$1,273,080

Impaired Loans and Troubled Debt Restructures (TDRs)

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent.

Large groups of smaller homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer and residential loans for impairment disclosures unless such loans are the subject of a troubled debt restructuring agreementor are risk rated as OAEM or above or are part of a commercial relationship that requires grading.

Interest payments made on impaired loans are applied to principal unless collectability of the principal amount is reasonably assured. Interest recognized on impaired loans is on a cash basis. Impaired loans, including TDRs, at December 31, 2011 and 2010 were as follows:

December 31, 2011	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment	Year to Date Interest Income Recognized

Commercial real estate	$8,405,656	$6,404,447	$1,593,560	$7,998,006	$423,093	$6,880,651	$375,203
Residential first mortgages	618,206	-	618,206	618,206	113,000	618,835	10,294
Construction and land dev	3,130,466	1,716,915	1,413,550	3,130,466	100,000	3,193,938	84,107
Home equity and second mtg	42,340	-	42,340	42,340	42,340	42,340	-
Commercial loans	8,798,072	2,369,329	6,428,743	8,798,072	1,318,502	9,188,371	314,216
Commercial equipment	129,876	129,876	-	129,876	-	147,035	8,905
Total	$21,124,616	$10,620,567	$10,096,399	$20,716,966	$1,996,935	$20,071,170	$792,725

December 31, 2010	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized

Commercial real estate	$11,254,896	$5,624,780	$5,222,466	$10,847,246	$500,000	$8,710,501	$329,446
Residential first mortgages	928,847	928,847	-	928,847	-	924,163	52,516
Commercial loans	9,292,145	3,195,567	6,096,578	9,292,145	1,449,179	9,308,552	464,956
Commercial equipment	319,769	271,313	48,456	319,769	48,456	300,533	13,836
Total	$21,795,657	$10,020,507	$11,367,500	$21,388,007	$1,997,635	$19,243,749	$860,754

At December 31, 2011 and 2010, impaired loans totaled $20,716,966 and $21,388,007, respectively. Impaired loans had specific allocations within the allowance for loan losses or have been reduced by charge-offs to recoverable values. Allocations of the allowance for loan losses relative to impaired loans at December 31, 2011 and 2010 were $1,996,935 and $1,997,635, respectively.

The Company considers all troubled debt restructured loans (TDRs) to be impaired and defines TDRs as loans whose terms have been modified to provide for a reduction of either interest or principal because of deterioration in the financial condition of the borrower. A loan extended or renewed at a stated interest rate equal to the current interest rate for new debt with similar risk is not considered a TDR. Once an obligation has been classified as a TDR it continues to be considered a TDR until paid in full or until the loan returns to performing status and yields a market interest rate equal to the current interest rate for new debt with similar risk. TDRs are evaluated by management on a regular basis utilizing the Company’s risk grading scale and must have a passing loan grade to be removed as a TDR. TDRs are evaluated for impairment on a loan-by- loan basis in accordance with the Company’s impairment methodology. The Company does not participate in any specific government or Company-sponsored loan modification programs. All restructured loan agreements are individual contracts negotiated with a borrower.

TDRs, included in the impaired loan schedule above, as of December 31, 2011 and 2010 were as follows:

	Years Ended December 31,
	2011		2010
	Dollars	Number of Loans	Dollars	Number of Loans

Commercial real estate	$7,696,921	10	$6,847,618	6
Residential first mortgages	-	-	928,847	2
Construction and land development	1,716,915	1	-	-
Commercial loans	2,369,329	3	8,834,025	7
Commercial equipment	129,876	1	271,313	4
	$11,913,041	15	$16,881,803	19

At December 31, 2011, $11,113,326 or 93.3% of TDRs were performing according to the terms of their restructured agreements compared to $16,584,546 or 98.2% as of December 31, 2010. Interest income in the amount of $524,397 and $720,570 was recognized on these loans for the years ended December 31, 2011 and 2010, respectively. There were no nonperforming TDRs for agreements agreed to in 2011 during the year ended December 31, 2011. For the year ended December 31, 2011, TDR loans charged-off or transferred to foreclosed real estate were $187,891. TDRs charged-off were for two commercial equipment loans totaling $76,592 and one TDR was transferred to foreclosed real estate for a commercial loan of $111,299.

LOAN SERVICING	12 Months Ended
Dec. 31, 2011
LOAN SERVICING

NOTE 6 - LOAN SERVICING

Loans serviced for others are not reflected in the accompanying balance sheets. The unpaid principal balances of mortgages serviced for others were $45,598,885 and $43,317,605 at December 31, 2011 and 2010, respectively.

Servicing loans for others generally consists of collecting mortgage payments, maintaining escrow accounts, disbursing payments to investors and foreclosure processing. Loan servicing income is recorded on an accrual basis and includes servicing fees from investors and certain charges collected from borrowers, such as late payment fees. The following table presents the activity of the mortgage servicing rights.

	Years Ended December 31,
	2011	2010
Balance, beginning of the year	$196,648	$132,859
Additions	73,022	103,238
Amortization	(56,591)	(39,449)
Balance, end of year	$213,079	$196,648

FORECLOSED REAL ESTATE	12 Months Ended
Dec. 31, 2011
FORECLOSED REAL ESTATE

NOTE 7 - FORECLOSED REAL ESTATE

Foreclosed assets are presented net of the allowance for losses. An analysis of the activity in foreclosed assets is as follows:

	Years Ended December 31,
	2011	2010
Balance at beginning of year	$10,469,302	$922,934
Additions of underlying property	7,273,206	11,768,778
Disposals of underlying property	(10,750,768)	(1,934,476)
Valuation allowance	(1,963,227)	(287,934)
Balance at end of period	$5,028,513	$10,469,302

Expenses applicable to foreclosed assets include the following:

	Years Ended December 31,
	2011	2010
Valuation allowance	$1,963,227	$287,934
Operating expenses	489,164	128,465
	$2,452,391	$416,399

PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PREMISES AND EQUIPMENT

NOTE 8 - PREMISES AND EQUIPMENT

A summary of the cost and accumulated depreciation of premises and equipment at December 31, 2011 and 2010 follows:

	2011	2010

Land	$4,916,251	$3,515,200
Building and improvements	13,424,230	11,092,569
Furniture and equipment	5,820,318	4,435,489
Automobiles	245,363	223,326
Total cost	24,406,162	19,266,584
Less accumulated depreciation	7,965,260	7,134,443
Premises and equipment, net	$16,440,902	$12,132,141

Certain Bank facilities are leased under various operating leases. Rent expense was $488,154 and $468,320 in 2011 and 2010, respectively. Future minimum rental commitments under non-cancellable operating leases are as follows:

2012	$498,312
2013	503,825
2014	509,463
2015	515,229
2016	529,927
Thereafter	3,663,813

Total	$6,220,569

DEPOSITS	12 Months Ended
Dec. 31, 2011
DEPOSITS

NOTE 9 - DEPOSITS

Deposits at December 31 consist of the following:

	2011	2010
Noninterest-bearing demand	$81,097,622	$75,642,197
Interest-bearing:
Demand	68,312,048	56,727,102
Money market deposits	191,540,190	122,330,785
Savings	30,787,620	31,683,368
Certificates of deposit	455,515,721	438,198,874
Total interest-bearing	746,155,579	648,940,129

Total Deposits	$827,253,201	$724,582,326

The aggregate amount of certificates of deposit in denominations of $100,000 or more at December 31, 2011, and 2010 was $236,622,465 and $232,534,791, respectively. The aggregate amount of certificates of deposit in denominations of $250,000 or more at December 31, 2011, and 2010 was $81,816,504 and $84,772,971, respectively.

At December 31, 2011, the scheduled maturities of certificates of deposit are as follows:

2012	$268,330,047
2013	103,807,688
2014	49,735,440
2015	24,207,325
2016	9,435,221
$455,515,721

SHORT-TERM BORROWINGS AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2011
SHORT-TERM BORROWINGS AND LONG-TERM DEBT

NOTE 10 - SHORT-TERM BORROWINGS AND LONG-TERM DEBT

The Bank’s long-term debt consists of advances from the Federal Home Loan Bank (FHLB) of Atlanta. The Bank classifies debt based upon original maturity and does not reclassify debt to short-term status during its life. These include fixed-rate, fixed-rate convertible and variable-rate convertible advances. Rates and maturities on these advances at December 31, 2011 and 2010 were as follows:

	Fixed-	Fixed-Rate	Variable
	Rate	Convertible	Convertible
2011
Highest rate	4.04%	4.30%	4.00%
Lowest rate	0.84%	3.47%	4.00%
Weighted average rate	2.76%	3.88%	4.00%
Matures through	2036	2018	2020

2010
Highest rate	4.04%	4.30%	4.00%
Lowest rate	0.84%	3.47%	4.00%
Weighted average rate	2.74%	3.88%	4.00%
Matures through	2036	2018	2020

Average rates of long-term debt and short-term borrowings were as follows:

	At or for the Year Ended December 31,
(dollars in thousands)	2011	2010
Long-term debt
Long-term debt outstanding at end of period	$60,577	$70,624
Weighted average rate on outstanding long-term debt	3.33%	3.24%
Maximum outstanding long-term debt of any month end	60,620	70,666
Average outstanding long-term debt	61,421	70,823
Approximate average rate paid on long-term debt	3.32%	3.22%

Short-term borrowings
Short-term borrowings outstanding at end of period	$-	$816
Weighted average rate on short-term borrowings	0.00%	0.00%
Maximum outstanding short-term borrowings at any month end	15,703	11,322
Average outstanding short-term borrowings	2,168	2,973
Approximate average rate paid on short-term borrowings	1.91%	1.41%

The Bank’s fixed-rate debt generally consists of advances with monthly interest payments and principal due at maturity.

The Bank’s fixed-rate convertible long-term debt is callable by the issuer, after an initial period ranging from six months to five years. The instruments are callable at the date ending the initial period. At December 31, 2011, the Bank had $10,000,000 in fixed-rate convertible debt callable in 2013. The balance of fixed-rate convertible debt has passed its call date. All advances have a prepayment penalty, determined based upon prevailing interest rates.

Variable convertible advances have an initial variable rate based on a discount to LIBOR. Variable convertible debt is scheduled to mature in 2020. During 2010, the FHLB exercised its option to convert a $10,000,000 variable convertible advance to a fixed-rate advance at a rate of 4.0% for a term of 10 years.

At December 31, 2011, $50,576,595 or 83% of the Bank’s long-term debt is fixed for rate and term, as the conversion optionality of the advances have either been exercised or expired. The contractual maturities of long-term debt are as follows:

	December 31, 2011
	Fixed-	Fixed-Rate	Variable
	Rate	Convertible	Convertible	Total

Due in 2012	$-	$-	$-	$-
Due in 2013	5,000,000	-	-	5,000,000
Due in 2014	10,750,000	10,000,000	-	20,750,000
Due in 2015	14,000,000	-	-	14,000,000
Due in 2016	-	-	-	-
Thereafter	826,595	10,000,000	10,000,000	20,826,595
	$30,576,595	$20,000,000	$10,000,000	$60,576,595

From time to time, the Bank also has daily advances outstanding, which are classified as short-term borrowings. These advances are repayable at the Bank’s option at any time and are re-priced daily. There were no amounts outstanding at December 31, 2011 or December 31, 2010.

Under the terms of an Agreement for Advances and Security Agreement with Blanket Floating Lien (the “Agreement”), the Bank maintains collateral with the FHLB consisting of one-to-four family residential first mortgage loans, second mortgage loans, commercial real estate and securities. The Agreement limits total advances to 40% of assets or $393 million.

At December 31, 2011, $391 million of loans and securities were pledged or in safekeeping at the FHLB. Loans and securities are subject to collateral eligibility rules and are adjusted for market value and collateral value factors to arrive at lendable collateral values. At December 31, 2011, FHLB lendable collateral was valued at $289 million. At December 31, 2011, the Bank had total lendable pledged collateral at the FHLB of $145 million of which $84 million was available to borrow in addition to outstanding advances of $61 million. Unpledged lendable collateral was $144 million, bringing total available borrowing capacity to $228 million at December 31, 2011.

Additionally, the Bank has established a short-term credit facility with the Federal Reserve Bank of Richmond under its Borrower in Custody program. The Bank has segregated collateral sufficient to draw $22.4 million under this agreement. In addition, the Bank has established short-term credit facilities with other commercial banks totaling $7 million at December 31, 2011. No amounts were outstanding under the Borrower in Custody or commercial lines at December 31, 2011.

At December 31, 2011 and 2010, federal treasury tax and loan deposits were $0 and $816,422, respectively. During 2011, the Federal Reserve discontinued the treasury tax and loan program allowing financial institutions to retain funds until demanded for tax deposits processed electronically.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES

NOTE 11 - INCOME TAXES

Allocation of federal and state income taxes between current and deferred portions is as follows:

	2011	2010
Current
Federal	$1,663,022	$2,642,443
State	557,499	784,091
	2,220,521	3,426,534

Deferred
Federal	(611,296)	(671,587)
State	(75,650)	(112,331)
	(686,946)	(783,918)
Total income tax expense	$1,533,575	$2,642,616

The reasons for the differences between the statutory federal income tax rate and the effective tax rates are summarized as follows:

	2011		2010
	Amount	Percent of Pre-Tax Income	Amount	Percent of Pre-Tax Income
Expected income tax expense at federal tax rate	$1,596,313	34.00%	$2,518,828	34.00%
State taxes net of federal benefit	127,658	2.72%	146,501	1.98%
Nondeductible expenses	21,246	0.45%	24,108	0.33%
Nontaxable income	(347,329)	(7.40%)	(312,542)	(4.22%)
Other	135,687	2.89%	265,721	3.59%

Total income tax expense	$1,533,575	32.66%	$2,642,616	35.67%

The net deferred tax assets in the accompanying balance sheets include the following components:

	2011	2010
Deferred tax assets
Deferred fees	$1,410	$1,410
Allowance for loan losses	3,019,914	3,025,478
Deferred compensation	1,739,075	1,624,462
Other	1,408,612	872,426
	6,169,011	5,523,776
Deferred tax liabilities
Unrealized gain on investment securities	149,188	211,824
FHLB stock dividends	156,182	156,182
Depreciation	31,169	94,213
	336,539	462,219

Net deferred tax assets	$5,832,472	$5,061,557

Retained earnings at December 31, 2011 included approximately $1.2 million of bad debt deductions allowed for federal income tax purposes (the “base year tax reserve”) for which no deferred income tax has been recognized. If, in the future, this portion of retained earnings is used for any purpose other than to absorb bad debt losses, it would create income for tax purposes only and income taxes would be imposed at the then prevailing rates. The unrecorded income tax liability on the above amount was approximately $463,000 at December 31, 2011.

The Company does not have uncertain tax positions that are deemed material, and did not recognize any adjustments for unrecognized tax benefits. The Company’s policy is to recognize interest and penalties on income taxes as other noninterest expense. The Company is no longer subject to U.S. Federal tax examinations by tax authorities for years before 2008.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES

NOTE 12 - COMMITMENTS AND CONTINGENCIES

The Bank is party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments are commitments to extend credit. These instruments may, but do not necessarily, involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized on the balance sheets. The Bank’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument is represented by the contractual amount of those instruments. The Bank uses the same credit policies in making commitments as it does for on-balance-sheet loans receivable.

As of December 31, 2011 and 2010, in addition to the undisbursed portion of loans receivable of $18,677,566 and $8,067,658, respectively, the Bank had outstanding loan commitments of approximately $22,295,675 and $18,619,662, respectively.

Standby letters of credit written are conditional commitments issued by the Bank to guarantee the performance of a customer to a third party. These guarantees are issued primarily to support construction borrowing arrangements. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. The Bank holds cash or a secured interest in real estate as collateral to support those commitments for which collateral is deemed necessary. Standby letters of credit outstanding amounted to $19,426,823 and $25,053,811 at December 31, 2011 and 2010, respectively. In addition to the commitments noted above, customers had approximately $75,564,000 and $81,322,000 available under lines of credit at December 31, 2011 and 2010, respectively.

STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION

NOTE 13 – STOCK-BASED COMPENSATION

The Company has stock option and incentive arrangements to attract and retain key personnel. In May 2005, the 2005 Equity Compensation Plan (the “Plan”) was approved by the shareholders, which authorizes the issuance of restricted stock, stock appreciation rights, stock units and stock options to the Board of Directors and key employees. Compensation expense for service based awards is recognized over the vesting period. Performance based awards are recognized based on a vesting, if applicable, and the probability of achieving the goals.

Stock-based compensation expense totaled $154,899 and $60,150 in 2011 and 2010, respectively, which consisted of grants of restricted stock and restricted stock units. 2011 stock-based compensation included director compensation of $36,461 for stock granted in lieu of cash compensation. All outstanding options were fully vested at December 31, 2011. There were no stock options granted in 2011 and 2010, respectively.

The fair value of the Company’s employee stock options granted is estimated on the date of grant using the Black-Scholes option pricing model. The Company estimates expected market price volatility and expected term of the options based on historical data and other factors.

The exercise price for options granted is set at the discretion of the committee administering the Plan, but is not less than the market value of the shares as of the date of grant. An option’s maximum term is 10 years and the options vest at the discretion of the committee.

		Weighted		Weighted-Average
		Average	Aggregate	Contractual Life
		Exercise	Intrinsic	Remaining In
	Shares	Price	Value	Years

Outstanding at January 1, 2011	299,237	$16.86	$524,392
Granted at fair value	-	-
Exercised	(33,163)	8.75	286,061
Expired	(338)	8.44
Forfeited	(1,580)	15.00
Outstanding at December 31, 2011	264,156	$17.90	$175,911	1.7

Exercisable at December 31, 2011	264,156	$17.90	$175,911	1.7

		Weighted		Weighted-Average
		Average	Aggregate	Contractual Life
		Exercise	Intrinsic	Remaining In
	Shares	Price	Value	Years

Outstanding at January 1, 2010	329,243	$16.04	$222,607
Granted at fair value	-	-
Exercised	(29,413)	7.89	209,132
Expired	-	-
Forfeited	(593)	7.91

Outstanding at December 31, 2010	299,237	$16.86	$524,392	2.0

Exercisable at December 31, 2010	299,237	$16.86	$524,392	2.0

Tri-County Financial Corporation

Options outstanding are all currently exercisable and are summarized as follows:

Number Outstanding	Weighted Average	Weighted Average
December 31, 2011	Remaining Contractual Life	Exercise Price

15,398	1 years	$11.56
59,348	2 years	12.93
86,886	3 years	15.89
80,813	4 years	22.29
21,711	6 years	27.70
264,156		17.90

The aggregate intrinsic value of outstanding stock options and exercisable stock options was $175,911 at December 31, 2011. Aggregate intrinsic value represents the difference between the Company’s closing stock price on the last trading day of the period, which was $15.00 at December 31, 2011, and the exercise price multiplied by the number of options outstanding.

The Company has outstanding restricted stock and stock units granted in accordance with the Plan. The following tables below summarize the unvested restricted stock awards and units outstanding at December 31, 2011 and 2010.

	Restricted Stock		Restricted Stock Units
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Units	Fair Value

Nonvested at January 1, 2011	2,720	$11.90	3,739	$15.00
Granted	12,934	16.49	3,106	15.00
Vested	(7,541)	14.86	-	-

Nonvested at December 31, 2011	8,113	$16.47	6,845	$15.00

	Restricted Stock		Restricted Stock Units
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Units	Fair Value

Nonvested at January 1, 2010	5,360	$11.90	-	$-
Granted	-	-	3,739	13.00
Vested	(2,640)	11.90	-	-

Nonvested at December 31, 2010	2,720	$11.90	3,739	$16.10

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLANS

NOTE 14 - EMPLOYEE BENEFIT PLANS

The Company has an Employee Stock Ownership Plan (“ESOP”) that covers substantially all its employees. Employees qualify to participate after one year of service and vest in allocated shares after three (3) years of service. The ESOP acquires stock of Tri-County Financial Corporation by purchasing shares in the Over the Counter (“OTC”) securities market. Unencumbered shares held by the ESOP are treated as outstanding in computing earnings per share. Shares issued to the ESOP but pledged as collateral for loans obtained to provide funds to acquire the shares are not treated as outstanding in computing earnings per share. Dividends on ESOP shares are recorded as a reduction of retained earnings. Contributions are made at the discretion of the Board of Directors. ESOP contributions recognized for the years ended 2011 and 2010 totaled $43,695 and $50,800, respectively. As of December 31, 2011, the ESOP plan held 199,264 allocated and 57,277 unallocated shares with an approximate market value of $2,988,960 and $859,155, respectively.

The Company also has a 401(k) plan. The Company matches a portion of the employee contributions after one year of employee service. This ratio is determined annually by the Board of Directors. In 2011 and 2010, the Company matched one-half of the employee’s first 8% of deferral. Employees who have completed six months of service are covered under this defined contribution plan. Employee’s vest in the Company’s matching contributions after three (3) years of service. Contributions are determined at the discretion of the Board of Directors. For the years ended December 31, 2011 and 2010, the expense recorded for this plan totaled $208,926 and $201,646, respectively.

The Company has a separate nonqualified retirement plan for non-employee directors. Directors are eligible for a maximum benefit of $3,500 a year for ten years following retirement from the Board of Community Bank of Tri-County. The maximum benefit is earned at 15 years of service as a non-employee director. Full vesting occurs after two years of service. Expense recorded for this plan was $46,353 and $13,407 for the years ended December 31, 2011 and 2010, respectively.

In addition, the Company has established individual supplemental retirement plans and life insurance benefits for certain key executives and officers of the Bank. These plans and benefits provide a retirement income payment for 15 years from the date of the employee’s expected retirement date. The payments are set at the discretion of the Board of Directors and vesting occurs ratably from the date of employment to the expected retirement date. Expense recorded for this plan totaled $347,000 and $303,000 for 2011 and 2010, respectively.

REGULATORY MATTERS	12 Months Ended
Dec. 31, 2011
REGULATORY MATTERS

NOTE 15 - REGULATORY MATTERS

The Company and the Bank are subject to various regulatory capital requirements administered by the federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possible additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the following table) of tangible and core capital (as defined in the regulations) to total adjusted assets (as defined) and of risk-based capital (as defined) to risk-weighted assets (as defined). Management believes, as of December 31, 2011, that the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2011, the most recent notification from the Federal Reserve categorized the Bank as well-capitalized under the regulatory framework for prompt corrective action. To be categorized as well-capitalized, the Bank must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the Company’s or the Bank’s category. The Company’s and the Bank’s actual capital amounts and ratios for 2011 and 2010 are presented in the following tables.

	Actual		Required for Capital Adequacy Purposes		To be Considered Well Capitalized Under Prompt Corrective Action
At December 31, 2011
Total Capital (to risk weighted assets)
The Company	$94,927	12.69%	$59,859	8.00%
The Bank	$92,515	12.42%	$59,609	8.00%	$74,511	10.00%

Tier 1 Capital (to risk weighted assets)
The Company	$87,164	11.65%	$29,930	4.00%
The Bank	$84,860	11.39%	$29,804	4.00%	$44,707	6.00%

Tier 1 Capital (to average assets)
The Company	$87,164	9.17%	$38,021	4.00%
The Bank	$84,860	8.96%	$37,896	4.00%	$47,370	5.00%

At December 31, 2010
Total Capital (to risk weighted assets)
The Company	$90,343	12.94%	$55,857	8.00%
The Bank	$88,021	12.65%	$55,633	8.00%	$69,542	10.00%

Tier 1 Capital (to risk weighted assets)
The Company	$82,694	11.84%	$27,928	4.00%
The Bank	$80,372	11.56%	$27,817	4.00%	$41,725	6.00%

Tier 1 Capital (to average assets)
The Company	$82,694	9.44%	$35,030	4.00%
The Bank	$80,372	9.20%	$34,928	4.00%	$43,661	5.00%

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 16 - FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair value amounts have been determined by the Company using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts. Therefore, any aggregate unrealized gains or losses should not be interpreted as a forecast of future earnings or cash flows. Furthermore, the fair values disclosed should not be interpreted as the aggregate current value of the Company.

	December 31, 2011		December 31, 2010
		Estimated		Estimated
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Assets
Cash and cash equivalents	$19,118,189	$19,118,189	$9,823,436	$9,823,436
Investment securities and stock in FHLB and FRB	200,931,451	201,482,605	168,250,141	167,654,621
Loans receivable, net	710,088,775	726,238,000	654,449,936	662,813,000
Foreclosed real estate	5,028,513	5,028,513	10,469,302	10,469,302

Liabilities
Savings, NOW, and money market accounts	371,737,480	371,737,480	286,383,452	286,383,452
Time certificates	455,515,721	462,192,000	438,198,874	444,601,000
Long-term debt and other borrowed funds	60,576,595	61,353,000	71,440,466	69,517,422
Guaranteed preferred beneficial interest in junior subordinated securities	12,000,000	2,400,000	12,000,000	2,400,000

At December 31, 2011, the Company had outstanding loan commitments and standby letters of credit of $22.3 million and $19.4 million, respectively. Based on the short-term lives of these instruments, the Company does not believe that the fair value of these instruments differs significantly from their carrying values.

Valuation Methodology

Cash and cash equivalents - For cash and cash equivalents, the carrying amount is a reasonable estimate of fair value.

Investment securities - Fair values are based on quoted market prices or dealer quotes. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities.

Loans receivable - For conforming residential first-mortgage loans, the market price for loans with similar coupons and maturities was used. For nonconforming loans with maturities similar to conforming loans, the coupon was adjusted for credit risk. Loans that did not have quoted market prices were priced using the discounted cash flow method. The discount rate used was the rate currently offered on similar products. Loans priced using the discounted cash flow method included residential construction loans, commercial real estate loans and consumer loans. The estimated fair value of loans held for sale is based on the terms of the related sale commitments.

Foreclosed real estate - Fair value is based upon independent market prices, appraised value of the collateral or management’s estimation of the value of the collateral.

Deposits - The fair value of checking accounts, saving accounts and money market accounts were the amount payable on demand at the reporting date.

Time certificates - The fair value was determined using the discounted cash flow method. The discount rate was equal to the rate currently offered on similar products.

Long-term debt and other borrowed funds - These were valued using the discounted cash flow method. The discount rate was equal to the rate currently offered on similar borrowings.

Guaranteed preferred beneficial interest in junior subordinated securities - These were valued using discounted cash flows. The discount rate was equal to the rate currently offered on similar borrowings.

Off-balance sheet instruments - The Company charges fees for commitments to extend credit. Interest rates on loans for which these commitments are extended are normally committed for periods of less than one month. Fees charged on standby letters of credit and other financial guarantees are deemed to be immaterial and these guarantees are expected to be settled at face amount or expire unused. It is impractical to assign any fair value to these commitments.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2011 and 2010. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date and, therefore, current estimates of fair value may differ significantly from the amount presented herein.

GUARANTEED PREFERRED BENEFICIAL INTEREST IN JUNIOR SUBORDINATED DEBENTURES	12 Months Ended
Dec. 31, 2011
GUARANTEED PREFERRED BENEFICIAL INTEREST IN JUNIOR SUBORDINATED DEBENTURES

NOTE 17 - GUARANTEED PREFERRED BENEFICIAL INTEREST IN JUNIOR SUBORDINATED DEBENTURES

On June 15, 2005, Tri-County Capital Trust II (“Capital Trust II”), a Delaware business trust formed, funded and wholly owned by the Company, issued $5,000,000 of variable-rate capital in a private pooled transaction. The variable rate is based on the 90-day LIBOR rate plus 1.70%. The Trust used the proceeds from this issuance, along with the $155,000 for Capital Trust II’s common securities, to purchase $5,155,000 of the Company’s junior subordinated debentures. The interest rate on the debentures and the trust preferred securities is variable and adjusts quarterly. The Company has, through various contractual arrangements, fully and unconditionally guaranteed all of Capital Trust II’s obligations with respect to the capital securities. These capital securities qualify as Tier I capital and are presented in the Consolidated Balance Sheets as “Guaranteed Preferred Beneficial Interests in Junior Subordinated Debentures.” Both the capital securities of Capital Trust II and the junior subordinated debentures are scheduled to mature on June 15, 2035, unless called by the Company.

On July 22, 2004, Tri-County Capital Trust I (“Capital Trust I”), a Delaware business trust formed, funded and wholly owned by the Company, issued $7,000,000 of variable-rate capital securities in a private pooled transaction. The variable rate is based on the 90-day LIBOR rate plus 2.60%. The Trust used the proceeds from this issuance, along with the Company’s $217,000 capital contribution for Capital Trust I’s common securities, to purchase $7,217,000 of the Company’s junior subordinated debentures. The interest rate on the debentures and the trust preferred securities is variable and adjusts quarterly. The Company has, through various contractual arrangements, fully and unconditionally guaranteed all of Capital Trust I’s obligations with respect to the capital securities. These debentures qualify as Tier I capital and are presented in the Consolidated Balance Sheets as “Guaranteed Preferred Beneficial Interests in Junior Subordinated Debentures.” Both the capital securities of Capital Trust I and the junior subordinated debentures are scheduled to mature on July 22, 2034, unless called by the Company.

PREFERRED STOCK	12 Months Ended
Dec. 31, 2011
PREFERRED STOCK

NOTE 18 - PREFERRED STOCK

Small Business Lending Fund Preferred Stock

On September 22, 2011, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with the Secretary of the Treasury (the “Secretary”), pursuant to which the Company issued 20,000 shares of the Company’s Senior Non-Cumulative Perpetual Preferred Stock, Series C (the “Series C Preferred Stock”), having a liquidation amount per share equal to $1,000, for a total purchase price of $20,000,000. The Purchase Agreement was entered into, and the Series C Preferred Stock was issued, as authorized by the Small Business Lending Fund program.

The Series C Preferred Stock is entitled to receive non-cumulative dividends, payable quarterly, on each January 1, April 1, July 1 and October 1, beginning October 1, 2011. The dividend rate, as a percentage of the liquidation amount, can fluctuate on a quarterly basis during the first 10 quarters during which the Series C Preferred Stock is outstanding, based upon changes in the level of “Qualified Small Business Lending” or “QSBL” (as defined in the Purchase Agreement) by the Bank. Based upon the increase in the Bank’s level of QSBL over the baseline level calculated under the terms of the Purchase Agreement, the dividend rate for the initial dividend period has been set at one percent (1%). For the second through ninth calendar quarters, the dividend rate may be adjusted to between one percent (1%) and five percent (5%) per annum, to reflect the amount of change in the Bank’s level of QSBL. If the level of the Bank’s qualified small business loans declines so that the percentage increase in QSBL as compared to the baseline level is less than 10%, then the dividend rate payable on the Series C Preferred Stock would increase. For the tenth calendar quarter through four and one half years after issuance, the dividend rate will be fixed at between one percent (1%) and seven percent (7%) based upon the increase in QSBL as compared to the baseline. After four and one half years from issuance, the dividend rate will increase to 9%. In addition, beginning on January 1, 2014, and on all Series C Preferred Stock dividend payment dates thereafter ending on April 1, 2016, the Company will be required to pay to the Secretary, on each share of Series C Preferred Stock, but only out of assets legally available, a fee equal to 0.5% of the liquidation amount per share of Series C Preferred Stock.

The Series C Preferred Stock is non-voting, except in limited circumstances. If the Company misses five dividend payments, whether or not consecutive, the holder of the Series C Preferred Stock will have the right, but not the obligation, to appoint a representative as an observer on the Company’s Board of Directors. The Series C Preferred Stock may be redeemed at any time at the Company’s option, at a redemption price of 100% of the liquidation amount plus accrued but unpaid dividends to the date of redemption for the current period, subject to the approval of our federal banking regulator. The Company is permitted to repay its SBLF funding in increments of 25% or $5.0 million, subject to the approval of our federal banking regulator.

The Series C Preferred Stock was issued in a private placement exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended. The Company has agreed to register the Series C Preferred Stock under certain circumstances set forth in Annex E to the Purchase Agreement. The Series C Preferred Stock is not subject to any contractual restrictions on transfer.

Redemption of Series A and B Preferred Stock - Troubled Asset Relief Program’s (TARP) Capital Purchase Program

On September 22, 2011, the Company entered into a letter agreement (the “Repurchase Letter”) with the United States Department of the Treasury (the “Treasury”), in which the Company agreed to redeem, out of the proceeds of the issuance of the Series C Preferred Stock, all 15,540 outstanding shares of its Fixed Rate Cumulative Perpetual Preferred Stock, Series A, liquidation amount $1,000 per share (the “Series A Preferred Stock”), for a redemption price of $15,619,858.33, including accrued but unpaid dividends to the date of redemption and all 777 outstanding shares of its Fixed Rate Cumulative Perpetual Preferred Stock, Series B, liquidation amount $1,000 per share (the “Series B Preferred Stock”), for a redemption price of $784,187.25, including accrued but unpaid dividends to the date of redemption.

The Company issued Series A Preferred Stock and Series B Preferred Stock on December 19, 2008. It was outstanding until redemption of 100% of all Series A Preferred Stock and Series B Preferred Stock on September 22, 2011. The annual dividend rates paid for Series A Preferred Stock and Series B Preferred Stock were 5% and 9%, respectively.

CONDENSED FINANCIAL STATEMENTS - PARENT COMPANY ONLY	12 Months Ended
Dec. 31, 2011
CONDENSED FINANCIAL STATEMENTS - PARENT COMPANY ONLY

NOTE 19 - CONDENSED FINANCIAL STATEMENTS - PARENT COMPANY ONLY

Balance Sheets
	December 31,
	2011	2010
Assets
Cash - noninterest bearing	$337,704	$583,660
Investment in wholly owned subsidiaries	85,521,824	81,155,647
Other assets	2,755,040	2,417,496
Total assets	$88,614,568	$84,156,803

Liabilities and Stockholders' Equity
Current liabilities	$788,470	$679,876
Guaranteed preferred beneficial interest in junior subordinated debentures	12,372,000	12,372,000
Total liabilities	13,160,470	13,051,876

Stockholders' equity
Preferred Stock - Series C	20,000,000	-
Preferred Stock - Series A	-	15,540,000
Preferred Stock - Series B	-	777,000
Common stock	30,266	30,026
Additional paid in capital	17,367,403	16,962,460
Retained earnings	38,712,194	37,892,557
Accumulated other comprehensive income	289,599	411,188
Unearned ESOP shares	(945,364)	(508,304)
Total Stockholders’ Equity	75,454,098	71,104,927

Total Liabilities and Stockholders’ Equity	$88,614,568	$84,156,803

Condensed Statements of Income

	Years Ended December 31,
	2011	2010
Interest and Dividend Income
Dividends from subsidiary	$3,275,000	$2,500,000
Interest income	33,307	29,068
Interest expense	316,576	321,942
Net Interest Income	2,991,731	2,207,126
Miscellaneous expenses	(703,332)	(600,562)
Income before income taxes and equity in undistributed net income of subsidiary	2,288,399	1,606,564
Federal and state income tax benefit	335,444	303,768
Equity in undistributed net income of subsidiary	537,621	2,855,369
Net Income	$3,161,464	$4,765,701

Condensed Statements of Cash Flows
	Years Ended December 31,
	2011	2010
Cash Flows from Operating Activities
Net income	$3,161,464	$4,765,701
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of subsidiary	(537,621)	(2,855,369)
Stock based compensation	253,466	-
Increase in other assets	(301,185)	(401,159)
Deferred income tax benefit	(36,357)	(60,782)
Increase in current liabilities	108,595	249,301
Net Cash Provided by Operating Activities	2,648,362	1,697,692

Cash Flows from Financing Activities
Dividends paid	(1,932,099)	(2,043,117)
Proceeds from Small Business Lending Fund Preferred Stock	20,000,000	-
Redemption of Troubled Asset Relief Program Preferred Stock	(16,317,000)	-
Downstream of capital to subsidiary	(3,950,148)	-
Exercise of stock options	121,319	147,799
Excess tax benefits on stock based compensation	-	4,558
Net change in ESOP loan	(406,425)	(62,577)
Redemption of common stock	(409,965)	(24,000)
Net Cash Used in Financing Activities	(2,894,318)	(1,977,337)
Decrease in Cash	(245,956)	(279,645)
Cash at Beginning of Year	583,660	863,305
Cash at End of Year	$337,704	$583,660

QUARTERLY FINANCIAL COMPARISON (Unaudited)	12 Months Ended
Dec. 31, 2011
QUARTERLY FINANCIAL COMPARISON (Unaudited)

NOTE 20 - QUARTERLY FINANCIAL COMPARISON (Unaudited)

	2011
	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter

Interest and dividend income	$10,088,665	$10,134,507	$9,904,432	$9,831,790
Interest expense	3,351,796	3,378,500	3,168,429	3,222,317
Net interest income	6,736,869	6,756,007	6,736,003	6,609,473
Provision for loan loss	545,806	644,654	890,861	2,005,830
Net interest income after provision	6,191,063	6,111,353	5,845,142	4,603,643

Noninterest income	1,443,758	1,026,356	952,599	770,327
Noninterest expense	6,937,286	5,277,394	4,923,298	5,111,224

Income before income taxes	697,535	1,860,315	1,874,443	262,746
Provision for income taxes	203,823	653,856	654,648	21,248
Net income	$493,712	$1,206,459	$1,219,795	$241,498
Preferred stock dividends	51,111	197,912	211,732	211,733
Net income available to common shareholders	$442,601	$1,008,547	$1,008,063	$29,765

Earnings per common share[1]
Basic	$0.15	$0.33	$0.33	$0.01
Diluted	$0.15	$0.33	$0.33	$0.01

	2010
	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter

Interest and dividend income	$9,874,883	$9,805,485	$9,893,082	$9,963,537
Interest expense	3,398,511	3,372,947	3,329,856	3,478,901
Net interest income	6,476,372	6,432,538	6,563,226	6,484,636
Provision for loan loss	1,149,441	1,121,203	804,430	858,374
Net interest income after provision	5,326,931	5,311,335	5,758,796	5,626,262

Noninterest income	1,079,848	994,759	744,344	761,225
Noninterest expense	4,619,716	4,437,425	4,899,633	4,238,409

Income before income taxes	1,787,063	1,868,669	1,603,507	2,149,078
Provision for income taxes	621,204	669,335	567,423	784,654
Net income	$1,165,859	$1,199,334	$1,036,084	$1,364,424
Preferred stock dividends	211,732	211,733	211,732	211,733
Net income available to common shareholders	$954,127	$987,601	$824,352	$1,152,691

Earnings per common share[1]
Basic	$0.32	$0.33	$0.28	$0.39
Diluted	$0.32	$0.33	$0.27	$0.38

[1] Earnings per share are based upon quarterly results and may not be additive to the annual earnings per share amounts.